Income Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective tax rate [Abstract]
US Federal rate	21.00%	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)	(21.00%)
Effective tax rate	0.00%	0.00%	0.00%